Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,194,865)	$ (9,012,227)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization expense	599,241	594,718
Inventory reserve	222,755	238,899
Loss on equity method investment	2,618	8,625
Impairment loss - goodwill	0	3,060,034
Stock-based compensation expense	389,584	387,722
Non-cash operating lease expense	(3,555)	27,874
Amortization of debt premium / discount and non-cash financing costs	167,312	161,074
Change in operating assets and liabilities
Accounts receivable	(2,772,149)	1,727,405
Inventories	8,498,848	10,547,933
Deferred tax assets/liabilities	(601,170)	(2,485,274)
Prepayments and other current assets	1,226,083	1,974,296
Non-current prepayments	211,266	323,751
Other non-current assets	45,623	11,448
Accounts payable	954,095	3,904,541
Credit cards payable	(130,781)	(510,840)
Customer deposit	(10,627)	209,405
Other payables and accrued liabilities	(1,453,560)	(3,473,115)
Income taxes payable	1,238	89,563
Net cash provided by operating activities	5,151,956	7,785,832
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	0	(144,885)
Net cash used in investing activities	0	(144,885)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related parties	0	94,409
Payments to related parties	0	(82,500)
Proceeds from short-term loans - related party	2,000,000	31,385
Payment on investment payable	0	(1,500,000)
Payments on short-term loans - related party	(2,000,000)	0
Payments on short-term loans	(1,750,000)	(1,781,385)
Proceeds from long-term loans	2,950,000	3,835,615
Payments on long-term loans	(7,300,000)	(8,600,000)
Net cash used in financing activities	(6,100,000)	(8,002,476)
EFFECT OF EXCHANGE RATE ON CASH	(72,874)	(40,923)
CHANGES IN CASH	(1,020,918)	(402,452)
CASH AND CASH EQUIVALENT, beginning of period	3,735,642	1,821,947
CASH AND CASH EQUIVALENT, end of period	2,714,724	1,419,495
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	0	55,000
Cash paid for interest	273,438	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING TRANSACTIONS:
Right of use assets acquired under new operating leases	$ 632,732	$ 0